Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2012
BIS statistics
BIS statistics – Basel II.5
end of	2012	2011

Eligible capital (CHF million)

Tier 1 capital	43,547	36,844

of which core tier 1 capital	34,766	25,956

Tier 2 capital	6,389	11,810

Total eligible capital	49,936	48,654

Risk-weighted assets (CHF million)

Credit risk	143,679	157,237

Market risk	29,366	40,609

Non-counterparty risk	6,126	7,819

Operational risk	45,125	36,088

Risk-weighted assets	224,296	241,753

Capital ratios (%)

Core tier 1 ratio	15.5	10.7

Tier 1 ratio	19.4	15.2

Total capital ratio	22.3	20.1

Bank
BIS statistics
BIS statistics – Basel II.5
end of	2012	2011

Eligible capital (CHF million)

Tier 1 capital	39,660	35,098

of which core tier 1 capital	30,879	24,210

Tier 2 capital	8,092	13,292

Total eligible capital	47,752	48,390

Risk-weighted assets (CHF million)

Credit risk	134,760	148,378

Market risk	29,338	40,571

Non-counterparty risk	5,873	7,564

Operational risk	45,125	36,088

Risk-weighted assets	215,096	232,601

Capital ratios (%)

Core tier 1 ratio	14.4	10.4

Tier 1 ratio	18.4	15.1

Total capital ratio	22.2	20.8